Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Retail Class
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 37,188	$ 29,395	$ 28,140	$ 31,716	$ 25,010	$ 21,098	$ 17,270	$ 13,700	$ 11,847	$ 11,359	$ 10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 954,603	752,644	718,665	807,782	635,341	534,588	436,409	345,226	297,707	284,692	250,000
Supra Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Supra Institutional Class
Account Value	$ 1,053,755,959	830,200,346	791,991,858	889,569,746	698,985,924	587,583,550	479,273,971	378,758,752	326,327,055
S&P 500 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Equal Weight Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Equal Weight Total Return
Account Value	$ 27,826	24,646	22,762	23,407	16,076	15,984	15,120	13,292	11,626	10,965	10,000
S&P 500 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return
Account Value	$ 860,079	704,127	623,036	653,347	478,835	427,693	396,064	340,729	293,626	278,018	250,000
S&P 500 Equal Weight Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Equal Weight Total Return
Account Value	$ 695,668	616,165	569,057	585,177	401,901	399,620	378,008	332,304	290,656	$ 274,132	$ 250,002
S&P 500 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return
Account Value	$ 987,673,406	808,585,709	715,464,698	750,273,209	549,871,288	491,142,276	454,821,067	391,277,053	337,185,589
S&P 500 Equal Weight Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Equal Weight Total Return
Account Value	$ 804,658,107	$ 712,699,198	$ 658,210,645	$ 676,856,634	$ 464,866,673	$ 462,228,299	$ 437,230,564	$ 384,365,596	$ 336,193,267